Revenue - Summary of concentrations of credit risk percentage (Parenthetical) (Details)	6 Months Ended
Jun. 30, 2025
Credit risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Description of concentrations of risk	represents that the amount of aggregated revenue from such customer is individually less than 10% of the total revenue for respective period.